Employee Benefit Plans - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefit Plans
Contribution for multi-employer defined contribution plan	¥ 237,851	¥ 125,073	¥ 225,776